Loans from Third Parties (Tables)	6 Months Ended
Jun. 30, 2022
Loans From Third Parties [Abstract]
Schedule of loans from third parties
Loans from third parties	June 30 2022		December 31, 2021

Sanya Guohong Municipal Projects Construction Co., Ltd.	$		$627,600
Changshu Tongjiang Engineering Co., Ltd.		134,370	219,660
Zhang Miao		149,300	156,900
Pen Jing			156,900
Chen Guo		63,182	66,399
Chai Guirong		149,300	313,800
Hainan Boxinda Science Technology Partnership			52,718
Xu Liming			14,930
Total		$511,082	$1,593,977